                             THE LINDNER FUNDS

                             SEMI-ANNUAL REPORT


                              LINDNER GOVERNMENT
                              MONEY MARKET FUND

                            ---------------------
                                PERIOD ENDED
                              DECEMBER 31, 1997
                            ---------------------

                  LINDNER GOVERNMENT MONEY MARKET FUND

                  STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)                                               DECEMBER 31,
                                                                  1997
ASSETS
Investment securities, at value..........................  $36,793,413
Cash.....................................................      510,044
Interest receivable......................................      200,930
Unamortized organizational expense (Note 2)..............       17,362
Other assets.............................................       16,561
                                                           -----------
    Total assets.........................................   37,538,310
                                                           -----------
LIABILITIES
Accounts payable and other liabilities:
  Fund shares redeemed...................................      499,052
  Dividends..............................................       75,544
  Organizational expense.................................       17,388
  Administrator fee......................................        6,909
  Management fee.........................................        5,181
  Other..................................................       14,520
                                                           -----------
    Total liabilities....................................      618,594
                                                           -----------
NET ASSETS...............................................  $36,919,716
                                                           ===========
NET ASSETS CONSIST OF:
Paid-in capital..........................................  $36,919,716
                                                           ===========
SHARES OF BENEFICIAL INTEREST, $1.00 PAR VALUE UNLIMITED
  SHARES AUTHORIZED, OUTSTANDING.........................   36,919,716
                                                           ===========
NET ASSET VALUE PER SHARE................................  $      1.00
                                                           ===========
See Notes to the Financial Statements

                STATEMENT OF OPERATIONS
(UNAUDITED)                        SIX MONTHS ENDED
                                       DECEMBER 31,
                                               1997
INVESTMENT INCOME
  Interest.............................  $1,137,998
                                         ----------
EXPENSES:
  Administrator fees (Note 3)..........      40,493
  Management fees (Note 3).............      30,370
  Registration and regulatory fees.....      18,126
  Shareholder communications...........       7,014
  Transfer agent fees (Note 3).........       6,553
  Organizational expense (Note 2)......       2,344
  Custodian expense....................       1,442
  Other expenses.......................       2,560
  Waiver of administrator fee (Note 3).      (6,174)
                                         ----------
    Total expenses.....................     102,728
      Fees paid indirectly (Note 4)....        (701)
                                         ----------
      NET EXPENSES.....................     102,027
                                         ----------
  NET INVESTMENT INCOME................  $1,035,971
                                         ==========
See Notes to the Financial Statements

            LINDNER GOVERNMENT MONEY MARKET FUND

             STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)                                   SIX MONTHS             PERIOD
                                                   ENDED              ENDED
                                            DECEMBER 31,           JUNE 30,
                                                    1997           1997<F1>
INCREASE IN NET ASSETS:
  Net investment income...............       $ 1,035,971        $ 1,835,374
                                             -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income..........        (1,035,971)        (1,835,374)
                                             -----------        -----------
FUND SHARES TRANSACTIONS:
Net (decrease) increase in net assets
   resulting from fund shares
   transactions (Note 5)..............        (2,296,429)        39,216,144
                                             ------------       -----------
NET ASSETS:
TOTAL (DECREASE) INCREASE.............        (2,296,429)        39,216,144
Net Assets at the Beginning of the
  Period..............................        39,216,144                  0
                                             -----------        -----------
NET ASSETS AT THE END OF THE PERIOD...       $36,919,716        $39,216,144
                                             ===========        ===========

<F1> Operations commenced on July 6, 1996.

See Notes to the Financial Statements

                  FINANCIAL HIGHLIGHTS
(UNAUDITED)                                   SIX MONTHS             PERIOD
                                                   ENDED              ENDED
                                            DECEMBER 31,           JUNE 30,
                                                    1997           1997<F1>
PER SHARE OPERATING DATA:
Net asset value, beginning of period..       $      1.00        $      1.00
Income from investment operations.....              0.03               0.05
Dividends to shareholders.............       $     (0.03)             (0.05)
                                             -----------        -----------
Net asset value, end of period........       $      1.00        $      1.00
                                             ===========        ===========
TOTAL RETURN, AT NET ASSET VALUE<F2>..              2.59%              5.02%
                                             ===========        ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)......................        $      36.9        $      39.2
Average net assets (in millions)......       $      41.0        $      36.5
Ratios to average net assets:
  Net investment income...............              2.53%              5.45%
  Expenses............................              0.25%              0.43%

<F1> Operations commenced on July 6, 1996.
<F2> Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

             LINDNER GOVERNMENT MONEY MARKET FUND

               NOTES TO THE FINANCIAL STATEMENTS

(UNAUDITED)

1. Organization and Significant Accounting Policies

   Lindner Investments, a Massachusetts business trust (the "Funds"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Lindner Government Money Market Fund (the "Fund") is a separate series of Lindner Investments which invests primarily in United States government obligations. The Fund began operations on July 6, 1996. The Fund's investment objective is to achieve a high level of current income consistent with preservation of capital and liquidity by investing in a portfolio of high-quality, short-term "Government Money Market" instruments. The Fund's investment adviser is Ryback Management Corporation (the Adviser).

  The following is a summary of significant accounting policies followed by the Fund.

 Investment Valuation

   Investment securities are valued using either the amortized cost method, whereby investments purchased at discount or premium are valued by amortizing the difference between the original purchase cost and maturity value of the issue over the period to maturity, or at original cost. Both methods approximate current value.

 Investment Transactions

   Investment transactions are accounted for on the date purchased or sold. Realized gains and losses (if any) on investments are determined on a first-in, first-out cost basis, which is the same basis used for federal income tax purposes.

 Investment Income

   Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

 Repurchase Agreements

   Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on the Fund's behalf by their custodian under a book-entry system. The Fund monitors the adequacy of the collateral daily and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the repurchase agreement.

 Income Taxes

   It is the policy of the Fund to distribute all taxable income to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

 Distributions to Shareholders

   The Fund's dividends are declared daily from the total of net investment income on portfolio securities, and distributed monthly. Income distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments in the recognition of income and expense items for financial statement and tax purposes.

 Use of Management Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates.

                  LINDNER GOVERNMENT MONEY MARKET FUND

(UNAUDITED)

2. Organizational Expense

   The Fund had expenses in connection with the organization and registration of the Fund totaling $23,865 which are being amortized and reimbursed to the Adviser on a straight line basis over a period of five years. Accumulated amortization at December 31, 1997, was $6,503. Organizational expense of these costs amounted to $2,344 for the six months ended December 31, 1997.

3. Fees and Other Transactions with Affiliates

   The management fee from the Fund is payable monthly to the Adviser at the annual percentage rate of 0.15% of daily net asset values averaged monthly (before reimbursement of expenses to the Fund, if any) of the Fund.

   As administrator, Ryback Management administers the Fund's corporate affairs, subject to the supervision of the Fund's Trustees and, in connection therewith, furnishes the Fund with office facilities, together with ordinary clerical and shareholder services. The administrator fee from the Fund is payable monthly to Ryback Management at the annual percentage rate of 0.20% of daily net asset values averaged monthly of the Fund.

   The Adviser has voluntarily agreed to waive its administrative service fee to the extent necessary to cause the Fund's annual total operating expenses to be not more than 0.50% of the Fund's average net assets during the year. As of December 31, 1997, $6,174 in fees had been waived.

   Ryback Management Corporation, acting as stock transfer agent and dividend disbursing agent for the Fund, is compensated at a rate of 83 cents per shareholder account per month. During the six months ended December 31, 1997, transfer agent fees of $5,941 were paid to Ryback Management Corporation by the Fund.

   Certain officers and directors of the Fund are affiliates of Ryback Management Corporation.

4. Expense Offset Arrangements

   The Fund has an arrangement whereby custodian expenses are reduced by maintaining a compensating balance with the custodian. The Fund could have invested the assets used by the custodian in an income-producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In the Statement of Operations and expense ratio in the Financial Highlights, total expenses include the expense which had been offset. For the six months ended December 31, 1997, expenses have been increased for financial statement presentation by $701.

5. Transactions of fund shares were as follows:

                                                          SIX MONTHS ENDED
                                                         DECEMBER 31, 1997
                                            ------------------------------
                                                 SHARES             AMOUNT
Sold..................................      155,672,414       $155,672,414
Dividend reinvested...................          614,322            614,322
Redeemed..............................     (158,583,165)      (158,583,165)
                                           ------------       ------------
  Net (decrease)......................       (2,296,429)      $ (2,296,429)
                                           ============       ============

                                                              PERIOD ENDED
                                                             JUNE 30, 1997
                                            ------------------------------
                                                 SHARES             AMOUNT
Sold..................................      199,004,025       $199,004,025
Dividend reinvested...................          905,457            905,457
Redeemed..............................     (160,693,338)      (160,693,338)
                                           ------------       ------------
  Net increase........................       39,216,144       $ 39,216,144
                                           ============       ============

                LINDNER GOVERNMENT MONEY MARKET FUND

                        SCHEDULE OF INVESTMENTS
(UNAUDITED)                                          DECEMBER 31, 1997
                                             -------------------------
                                                    FACE         VALUE
                                                  AMOUNT    SEE NOTE 1
U.S. GOVERNMENT AGENCY
  SECURITIES (61.68%)
    FCDN, 5.75%, 1/2/98....................  $11,000,000   $10,998,258
    FFCB, 5.73%, 2/3/98....................      200,000       200,009
    FFCB, 6.05%, 5/1/98....................      500,000       500,154
    FHLB, 5.78%, 1/28/98...................    1,000,000     1,000,000
    FHLB, 5.84%, 6/22/98...................      180,000       180,113
    FHLB, 6.00%, 9/4/98....................      250,000       249,922
    FHLB, 9.25%, 11/25/98..................      130,000       133,895
    FHLB, 5.75%, 12/3/98...................      785,000       784,474
    FHLMC, pool M90179, 5.5%, 5/1/98.......      441,358       440,417
    FHLMC, 4.95%, 9/9/98...................      500,000       497,217
    FHLMC, 5.18%, 11/18/98.................       25,000        24,837
    FHLMC, 4.77%, 9/14/98..................      100,000        99,284
    FNMA, 6.05%, 1/12/98...................      490,000       490,069
    FNMA, 6.02%, 1/20/98...................      350,000       350,069
    FNMA, 8.20%, 3/10/98...................      545,000       547,467
    FNMA, 6.00%, 4/17/98...................      500,000       499,570
    FNMA, 5.40%, 5/28/98...................      185,000       184,706
    FNMA, 5.74%, 6/9/98....................      500,000       500,000
    FNMA, 5.41%, 6/25/98...................      300,000       299,061
    FNMA, 5.10%, 7/22/98...................      170,000       169,250
    FNMA, 9.04%, 8/10/98...................      255,000       260,183
    FNMA, 5.35%, 8/12/98...................      450,000       448,624
    FNMA, 4.80%, 10/15/98..................      250,000       248,148
    FNMA, 5.42%, 11/2/98...................      360,000       358,952
    FNMA, 5.76%, 11/4/98...................      500,000       500,093
    FNMA, 7.05%, 12/10/98..................      460,000       465,014
    SLMA, floating rate, 1/21/98...........    1,500,000     1,500,061
    SLMA, 7%, 3/3/98.......................      340,000       340,743
    SLMA, 5.74%, 12/17/97..................      500,000       500,230
                                                           -----------
                                                           $22,770,820
                                                           ===========

                 LINDNER GOVERNMENT MONEY MARKET FUND

                  SCHEDULE OF INVESTMENTS (CONTINUED)
(UNAUDITED)                                          DECEMBER 31, 1997
                                             -------------------------
                                                    FACE         VALUE
                                                  AMOUNT    SEE NOTE 1
U.S. TREASURY NOTES (1.02%)
    5.125%, due 12/31/98...................  $   250,000   $   248,818
    TBRR, DISC, 5/15/98....................       51,000        49,940
    TGR, Series KFO, 5/15/98...............       59,000        57,809
    TGR, Series T23, 11/15/98..............       20,000        19,026
                                                           -----------
                                                           $   375,593
                                                           -----------
TEMPORARY CASH INVESTMENTS (36.96%)
Repurchase Agreements
  (Collateralized by U.S. Government
  Agency Obligations)

  Donaldson, Lufkin & Jenrette Corporation
    dated 12/31/97,
    6.52%, due 1/2/98......................    6,073,000   $ 6,073,000
  Merrill Lynch and Company, Inc. dated
    12/31/97, 6.5%,
    due 1/2/98.............................    1,500,000     1,500,000
  SwissBank Corporation dated
    12/31/97, 6.50%, due 1/2/98............    6,074,000     6,074,000
                                                           -----------
                                                           $13,647,000
                                                           -----------
  Total Investments
    (Cost $36,793,413).....................       99.66%   $36,793,413
  Excess of Other Assets
    over Liabilities.......................        0.34%       126,303
                                                           -----------
  Net Assets...............................      100.00%   $36,919,716
                                                           ===========
See Notes to the Financial Statements

  FCDN = Federal Farm Credit Discount Note
  FFCB = Federal Farm Credit Bank
  FHLB = Federal Home Loan Banks
  FHLMC = Federal Home Loan Mortgage Corporation
  FNMA = Federal National Mortgage Association
  SLMA = Student Loan Marketing Association
  TBRR = Treasury Bond Receipts
  TGR = Treasury Income Growth Receipts

                  LINDNER GOVERNMENT MONEY MARKET FUND

                           MANAGEMENT COMMENT

Dear Shareholder:

We are pleased to present the Semi-Annual Report for the Lindner Government Money Market Fund. Detailed in this report are the portfolio holdings and financial statements of the Lindner Government Money Market Fund for the six months ended December 31, 1997. The purpose of the Fund is to provide shareholders with a "safe-haven" for investable cash that provides a competitive return to other short-term investments, with the additional benefit of liquidity typically not available in deposit products like certificates of deposit.

As managers of the Lindner Government Money Market Fund, our goal is to provide shareholders with competitive returns. As reported in the December 30, 1997, edition of the IBC Money Report, the Fund reported a 7-day net yield of 5.10% and a 30-day net yield of 5.12%. These were among the highest 20% of returns reported on that date among the 119 funds listed in IBC's U. S. Government and Agency classification.

A primary concern of the Fund's managers is to provide liquidity and safety to its shareholders. In order to mitigate liquidity and credit risks, the Fund managers invest only in securities issued or guaranteed by the U. S. Treasury or Agencies of the U. S. government, and repurchase agreements fully collateralized by these securities. These types of securities are generally considered to have the least credit risk of any securities available and offer excellent liquidity. Each security under consideration for purchase by the Fund is subject to an in-depth analysis, both on the merits of the individual security and the potential impact on the portfolio as a whole.

To provide a constant stream of liquidity and to take advantage of higher yields at longer maturities, the Fund manager's current strategy is to have "laddered" the maturities of the portfolio securities. This "laddering" of maturities allows the portfolio manager to create a portfolio of investments with maturities ranging from overnight to 13 months. As an additional measure to protect the Fund from dramatic changes in interest rates, the Fund will often times use securities on which the coupon rate periodically resets. The manager also adds value by investing in securities which are overlooked by many of the Fund's competitors and which the Fund manager believes to offer unique value, within the conservative guidelines provided by the Fund's prospectus.

/s/ Eric E. Ryback

Eric E. Ryback
President